Common shares (Tables)	12 Months Ended
Dec. 31, 2019
Common shares [Abstract]
Share Capital
	As of December 31, 2019		As of December 31, 2018
All shares are common shares of $0.05 par value each	Shares	$ million	Shares	$ million
Authorized share capital	137,500,000	6.9	125,000,000	6.3
Issued and fully paid share capital	112,278,065	5.6	106,528,065	5.3
Treasury shares held by the company	1,459,714	(0.1)	1,459,714	(0.1)
Outstanding shares in issue	110,818,351	5.6	105,068,351	5.3